STOCK-BASED COMPENSATION (Details - Assumptions used for valuation) - Aclarion Equity Incentive Plan 2022 [Member]	4 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.67%	1.99%
Dividend yield			0.00%
Expected term			6-8 years
Expected volatility			66.35%